Operating Lease Obligations (Tables)	9 Months Ended
Sep. 30, 2021
Operating Lease Obligations
Schedule of Operating Lease Obligations

The table below presents the lease related assets and liabilities recorded on the Company’s consolidated balance sheets as of September 30, 2021:

		September 30,
	Classification on Balance Sheet	2021
Assets
Operating lease assets	Operating lease right of use assets	$180,860
Total lease assets		$180,860

Liabilities
Current liabilities
Operating lease liability	Current operating lease liability	$138,630
Noncurrent liabilities
Operating lease liability	Long-term operating lease liability	50,996
Total lease liability		$189,626

Schedule of Lease Obligation Maturity

Lease obligations at September 30, 2021 consisted of the following:

Twelve Months Ending September 30,	Leases
2022	$157,800
2023	52,600
Total payments	210,400
Less: imputed interest	(20,774)
Total obligation	189,626
Less: current portion	(138,630)
Non-current capital leases obligations	$50,996